Loss of Control of Bophelo Bio Science and Wellness (Pty) Ltd (Details) - Schedule of Carrying Amounts of Assets and Liabilities - Bophelo Bio Science and Wellness Pty [Member]	Dec. 31, 2022 USD ($)
Loss of Control of Bophelo Bio Science and Wellness (Pty) Ltd (Details) - Schedule of Carrying Amounts of Assets and Liabilities [Line Items]
Cash	$ 739,947
Accounts receivable	21,854
Prepayments	578,070
Property, plant and equipment	1,887,435
Right-of-use assets	1,745,205
Intangible assets	210,402
Total assets	5,182,913
Trade and other payables	115,120
Lease liability	2,375,590
Long-term debt	316,363
Total liabilities	2,807,073
Net assets	$ 2,375,840